Summary of Significant Accounting Policies - Recently Adopted Accounting Standards (Details) - USD ($)	Mar. 01, 2018	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Table]
Right-of-use asset		$ 1,799,000	$ 2,300,000
Lease liability		1,799,000	2,300,000
Cumulative effect adjustment to retained earnings of initially applying the new lease standard		$ 0
ASU 2016-02, Leases | Restatement adjustment
New Accounting Pronouncements or Change in Accounting Principle [Table]
Right-of-use asset			2,300,000
Lease liability			$ 2,300,000
Anna Knutsen | Acquisitions from KNOT
New Accounting Pronouncements or Change in Accounting Principle [Table]
Percentage of Interest in Assets Acquired	100.00%